CM ADVISERS FAMILY OF FUNDS
                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746
                                  252-972-9922

                                  July 2, 2004


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: CM Advisers Family of Funds ("Trust") (File Nos. 333-101585 and 811-21260); on behalf of the CM Advisers Fund ("Fund"), a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund does not differ from those contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, which was filed electronically on June 28, 2004.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 215, or Thomas W. Steed, III at 252-972-9922, extension 216.


Sincerely,
CM Advisers Family of Funds

/s/ Julian G. Winters
Julian G. Winters
Assistant Treasurer


CC:  Jeffrey T. Skinner, Esq.
     Kilpatrick Stockton LLP
     3737 Glenwood Avenue
     Suite 400
     Raleigh, North Carolina  27612

     Thomas W. Steed, III
     Executive Vice President and General Counsel
     The Nottingham Company
     Post Office Box 69
     Rocky Mount, North Carolina  27802